Stockholders’ Equity (Details Narrative)		12 Months Ended
	Jan. 01, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2015
Shares acquired pursuant value | $						$ 79,705
Cancelled, number of options		25,000		460,000		285,600	285,600
Fair value of derivative liability | $						$ 83,572
Gain on derivative liability | $				$ 51		23,314		$ 60,207
Warrants value | $						$ 51
Number of options granted		2,318,750		1,885,000		2,550,000	2,550,000
Exercise price | $ / shares		$ 0.14		$ 0.22		$ 0.37
Expired, number of options				1,988,000		506,150	506,150
Aggregate intrinsic value for options | $
Share-based payment arrangement, expense | $		379,247		515,116		$ 696,248
Description of limits of equity awards plan	The plan is subject to the following limits (in addition to the 10% fixed cap) for so long as the Shares are listed and posted for trading on the TSXV: (i) not more than two (2%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be granted to any one Consultant in any 12 month period; (ii) unless the Company has obtained Disinterested Shareholder Approval, not more than five (5%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be issued to any one Person in any 12 month period; (iii) Investor Relations Service Providers shall not be eligible to receive any Awards; (iv) the aggregate number of Shares issuable to Insiders at any time under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Shares; (v) the aggregate number of Shares issuable to Insiders within any one (1) year period under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Share.
2015 Stock Option Plan [Member]
Number of shares issued and outstanding percentage									10.00%
Share-based payment arrangement, expense | $		$ 379,247		$ 515,116		$ 696,248
Share-based compensation arrangement, weighted average grant | $ / shares		$ 0.21		$ 0.29		$ 0.42
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Vesting per month		2.00%		2.00%		2.00%	2.00%
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Cancelled, number of options		25,000		460,000		285,600	285,600
Number of options granted		2,318,750		1,885,000		2,550,000	2,550,000
Exercise price | (per share)		$ 0.14	$ 0.20	$ 0.22	$ 0.30	$ 0.37	$ 0.50
Expired, number of options				1,988,000		506,150	506,150
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Subsequent Event [Member]
Cancelled, number of options	65,000
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Directors and Officers [Member]
Number of options granted		1,056,250		400,000		900,000	900,000
Equity Awards Plan [Member] | Subsequent Event [Member]
Number of shares issued and outstanding percentage	10.00%
Maximum [Member] | 2015 Stock Option Plan [Member]
Share-based compensation arrangement, expiration period									10 years
Agora Internet Relations Corp [Member]
Trading advisory services monthly fee						$ 79,705	$ 100,000
Shares acquired pursuant						156,510	156,510
Shares acquired pursuant value | $						$ 26,334
TSXV [Member]
Shares acquired pursuant						6,579,074	6,579,074
Percentage of issued and outstanding shares						5.00%	5.00%
NCIB [Member]
Shares acquired pursuant				41,500
Shares cancelled value | $				$ 11,793
NCIB One [Member]
Shares acquired pursuant				2,000		275,000	275,000
Shares acquired pursuant value | $				$ 517		$ 87,778
Cancelled, number of options				2,000		233,500	233,500